SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION	SEGMENTS AND GEOGRAPHICAL INFORMATION
Segment Information

The Company manages, monitors, and reports its financial performance as a single operating segment. The Company's chief operating decision-maker (CODM), who is the Chief Executive Officer, assesses performance, makes operating decisions, and allocates resources based on consolidated financial information. In accordance with Accounting Standards Update 2023-09, which requires public entities to disclose significant segment expense categories and amounts for each reportable segment, the following disclosures are provided for the Company's single reportable segment:

	Year Ended December 31,
	2024	2023	2022
	(in thousands)
Personnel related costs	$175,631	$189,965	$368,914
Non-personnel related costs (1)	192,125	137,542	180,435
Total (2)	$367,756	$327,507	$549,349
(1) Non-personnel related costs include a loss of $36.4 million and $22.9 million recorded within general and administrative expenses on the consolidated statements of operations for the years ended December 31, 2024 and 2022, respectively, with respect to assets purchased from the Financing Vehicles. For the year ended December 31, 2023, the Company did not purchase assets or loans from the Financing Vehicles.
(2) Total of personnel and non-personnel related costs represent the total of technology, data and product development, sales and marking, and general and administrative expenses in the consolidated statements of operations.

Personnel related costs include salaries, wages, bonuses, employee benefits, payroll taxes, and other related expenses associated with our workforce. Non-personnel related costs encompass expenses such as rent, utilities, depreciation and amortization, marketing and advertising, professional services, and other operational costs not directly linked to personnel.
The Company does not have additional reportable segments, and therefore, all financial information is presented on a consolidated basis. The Company's assets are not allocated to segments for internal reporting purposes but are managed on a consolidated basis. However, for the purposes of geographical disclosure, long-lived assets are allocated based on where they are located.

Geographical Information

A. Revenue from Fees

The following table sets forth revenue from fees generated by geographic area (in thousands):

	December 31,
	2024	2023	2022
United States	$1,004,550	$772,814	$685,129
Israel	—	—	—
Cayman	—	—	285
Total revenue from fees	$1,004,550	$772,814	$685,414

B. Long-Term Assets

The Company’s long-term assets, excluding intangible assets, are primarily based in the United States with 92% and 89% of total as of December 31, 2024 and 2023, respectively. The following tables provide long-term assets, including long-lived assets of right-of-use and property and equipment, net, yet excluding intangible assets, by geographic area (in thousands):

	December 31, 2024
	United States	Israel
Right-of-use assets	$8,389	$28,487
Property and equipment, net	4,957	33,017
Other long-term assets, excluding intangible assets	819,415	9,445
Total long-term assets, excluding intangible assets	$832,761	$70,949
% of total	92%	8%

	December 31, 2023
	United States	Israel
Right-of-use assets	$6,836	$48,893
Property and equipment, net	4,105	37,452
Other long-term assets, excluding intangible assets	783,534	10,659
Total long-term assets, excluding intangible assets	$794,475	$97,004
% of total	89%	11%